Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Gimi MS Statements of Income and Statements of Cash Flow (Details) - Golar Gimi - VIE debt - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of cash flows
Additions to asset under development	$ (220,354)	$ (183,305)
Financing costs paid	(2,748)	(4,432)
Proceeds from short-term and long-term debt	125,000	110,000
Proceeds from subscription of equity interest in Gimi MS	$ 26,903	$ 16,872